Financial Instruments Risk Management - Notional Amount of Derivative Financial Instruments (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares
Disclosure of detailed information about financial instruments [line items]
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.40	1.37
Average price of hedging instrument	73	69
Interest rate swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Average fixed rate	0.06	0.04
Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 777,000,000	$ 902,000,000
Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	202,000,000	188,000,000
Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 83,571,000,000	$ 74,954,000,000
Average exchange rates during the reporting periods (in USD per share)	1.37	1.42
Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 979,000,000	$ 1,090,000,000
Derivative investments | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	82,592,000,000	73,864,000,000
Under 1 Year | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	763,000,000	888,000,000
Under 1 Year | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	69,000,000	60,000,000
Under 1 Year | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	37,606,000,000	29,307,000,000
Under 1 Year | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	832,000,000	948,000,000
Under 1 Year | Derivative investments | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	36,774,000,000	28,359,000,000
1 to 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	14,000,000	0
1 to 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	133,000,000	128,000,000
1 to 5 Years | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	13,465,000,000	13,379,000,000
1 to 5 Years | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	147,000,000	128,000,000
1 to 5 Years | Derivative investments | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	13,318,000,000	13,251,000,000
Over 5 Years | Foreign currency swap contracts | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	14,000,000
Over 5 Years | Equity price risk | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	0
Over 5 Years | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	32,500,000,000	32,268,000,000
Over 5 Years | Derivative investments | Total designated as hedging instrument
Disclosure of detailed information about financial instruments [line items]
Total notional amount	0	14,000,000
Over 5 Years | Derivative investments | Derivative investments
Disclosure of detailed information about financial instruments [line items]
Total notional amount	$ 32,500,000,000	$ 32,254,000,000